Short-term deposits (Tables)	12 Months Ended
Dec. 31, 2024
Short-term deposits
Schedule of Deposit Assets

	December 31, 2023		December 31, 2024
		US$		US$
	Amount	equivalent	Amount	equivalent

US$	1,596,592	1,596,592	702,450	702,450
RMB	2,647,185	373,754	2,162,766	300,869
Others	N/A	N/A	N/A	57,692
Total		1,970,346		1,061,011